Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000032340 | NVIDIA Corp.8863045
Holdings [Line Items]
Percent of Total Investments	7.80%
C000032340 | ASML Holding NV8863067
Holdings [Line Items]
Percent of Total Investments	7.80%
C000032340 | Netflix Inc.8863042
Holdings [Line Items]
Percent of Total Investments	6.90%
C000032340 | Synopsys Inc.8863055
Holdings [Line Items]
Percent of Total Investments	6.50%
C000032340 | Visa Inc.8863061
Holdings [Line Items]
Percent of Total Investments	6.20%
C000032340 | Broadcom Inc.8863031
Holdings [Line Items]
Percent of Total Investments	6.00%
C000032340 | Eli Lilly & Co.8863034
Holdings [Line Items]
Percent of Total Investments	5.80%
C000032340 | Blackstone Inc.8863027
Holdings [Line Items]
Percent of Total Investments	4.80%
C000032340 | Shopify Inc.8863051
Holdings [Line Items]
Percent of Total Investments	4.50%
C000032340 | ServiceNow Inc.8863049
Holdings [Line Items]
Percent of Total Investments	4.40%
C000032340 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000032340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000032340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000032340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000032340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000032341 | NVIDIA Corp.8863045
Holdings [Line Items]
Percent of Total Investments	7.80%
C000032341 | ASML Holding NV8863067
Holdings [Line Items]
Percent of Total Investments	7.80%
C000032341 | Netflix Inc.8863042
Holdings [Line Items]
Percent of Total Investments	6.90%
C000032341 | Synopsys Inc.8863055
Holdings [Line Items]
Percent of Total Investments	6.50%
C000032341 | Visa Inc.8863061
Holdings [Line Items]
Percent of Total Investments	6.20%
C000032341 | Broadcom Inc.8863031
Holdings [Line Items]
Percent of Total Investments	6.00%
C000032341 | Eli Lilly & Co.8863034
Holdings [Line Items]
Percent of Total Investments	5.80%
C000032341 | Blackstone Inc.8863027
Holdings [Line Items]
Percent of Total Investments	4.80%
C000032341 | Shopify Inc.8863051
Holdings [Line Items]
Percent of Total Investments	4.50%
C000032341 | ServiceNow Inc.8863049
Holdings [Line Items]
Percent of Total Investments	4.40%
C000032341 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000032341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000032341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000032341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000032341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%